Share Capital - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Class Of Stock [Line Items]
Proceeds from issuance of common shares, gross			$ 22,102,000	$ 0	$ 79,368,000	$ 96,034,000
Class A Common Shares [Member]
Class Of Stock [Line Items]
Maximum sales proceeds from at the market offering		$ 75,000,000
Number of shares issued					12,800,000		6,770,408
Number of shares repurchased							564,270
Class A Common Shares [Member] | At-the-Market [Member]
Class Of Stock [Line Items]
Number of shares issued			2,450,000		11,800,000
Proceeds from issuance of common shares, gross			$ 16,370,000		$ 74,953,000
Series D, Series E, Series G and Series H Preferred Share [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase	$ 10,000,000
Expiration of share repurchase authorization	2017-12
Number of shares repurchased			0		0